Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 7 — COMMITMENTS AND CONTINGENCIES

From time to time, the Company may be involved in lawsuits, claims or legal proceedings that arise in the ordinary course of business. The Company accrue a contingent liability when it is probable that a liability has been incurred and the amount of loss can be reasonably estimated. Management believes that there are no claims against us for which the outcome is expected to have a material effect on our financial position, results of operations or cash flows.

G3 Tax Lien

The Internal Revenue Service has placed a federal tax lien on all the property and rights to property belonging to G3 which would include any proceeds from sale of property assets included in the financial statements of the Company. The lien relates to unpaid federal income taxes for 2017. Inclusive of interest, the balance owed is approximately $1,990,000 as of November 2024.

As disclosed in Note 2, the Company and G3 included a provision in the Merger Agreement that adjusts the aggregate share consideration to be paid to the shareholders of HBC if the G3 Tax Lien is not released prior to closing. Specifically, 200,000 shares of Solidion common stock, issuable to the HBC shareholders as part of the Merger Consideration at or following closing, will depend on whether the G3 Tax Lien has been settled by G3 prior to closing. At closing, the G3 Tax Lien has not been settled by G3 and as of September 30, 2024, the 200,000 holdback shares have not been issued.

The G3 Tax Lien represents a potential obligation that would become payable only upon the sale of the building. As the timing and likelihood of such a sale are uncertain and there are no immediate plans to sell, the Company has not recorded a liability on the balance sheet for this contingent obligation. Should the Company decide to sell the building in the future, this lien may need to be settled from the proceeds of the sale, which could impact the net cash inflow from such a transaction. The Company will continue to monitor the situation and will recognize a liability in the financial statements if and when it becomes probable that the building will be sold and the lien will need to be satisfied.

HBC Earnout Arrangement

As noted in Note 1, in connection with the Merger, HBC shareholders are entitled to up to 22,500,000 shares if certain post-merger per share market prices are achieved. As the merger has been accounted for as a reverse recapitalization, the fair value of the Earnout Arrangement has been accounted for as an equity transaction as of the closing date of the merger.

See Notes 3 and 7 for further discussion regarding the earnout related to the reverse capitalization transaction and HBC Holdback Shares related to the federal tax lien.

Strategic Cooperation Consulting Agreement

On September 11, 2024, the Company amended an existing Strategic Cooperation Consulting Agreement (the “Consulting Agreement”) by and between the Company and Arbor Lake Capital Inc. (the “Advisor”), pursuant to which the Company retained the Advisor as its consultant to provide non-exclusive consulting services in connection with the Company’s commercial and strategic business development including but not limited to sales and market development, business partnership, joint-venture, alliance, licensing and supply cooperation. In accordance with the terms of the Consulting Agreement, the Advisor shall be entitled to receive the consulting fees as follows:

•        2,000,000 shares of the Company’s common stock as a retainer upon the signing of the Consulting Agreement;

•        Any licensing agreement that results in a commercial/strategic partner(s) acquiring a license from the Company shall entitle the Advisor to 3% (three percent) of upfront licensing revenue, plus 2% (two percent) of annual loyalty revenue from the commercial/strategic partner(s) for the first three years;

•        Any commercial/strategic cooperation in which the Company would distribute, resell or become a licensee of the commercial/strategic partner, the Company shall pay to the Advisor 0.4% of the revenue generated by the Company under such agreement for the first three years beginning with the first date that the commercial/strategic partner delivers the first product;

•        For any sales/purchase of Company products in excess of $2,000,000 annually or similar agreements with commercial/strategic partner(s) resulting from the services rendered hereunder to the Company shall accrue compensation to the Advisor as follows: 2% (two percent) of sales/purchase value up to $5 million of the Company from the Commercial/Strategic Partner(s), plus 1.5% (one and half percent) of sales/purchase value above $5 million of the company from the Commercial/Strategic Partner(s);

•        For any other commercial/strategic cooperation including but not limited to partnership, joint-venture, alliance, and supply cooperation, the compensation will be further discussed and agreed upon by the parties when such cooperation commences.

•        The term of the Consulting Agreement shall continue until the performance by each party of its respective obligations thereunder shall have been satisfied. Either party may terminate the relationship upon mutual agreement after 12 months upon the effective date of the Consulting Agreement.

As the 2,000,000 shares are fully earned upon the signing of the agreement, the Company recorded expense of $700,000 based on the stock price on the signing date.

NOTE 6 — COMMITMENTS AND CONTINGENCIES

Registration Rights

The holders of the Founder Shares, Private Placement Warrants that may be issued upon conversion of Working Capital Loans (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to shares of Class A common stock). The holders of these securities are entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up restrictions. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of Initial Public Offering to purchase up to 1,650,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions.

The underwriters were paid a cash underwriting discount of $0.10 per Unit, or $1,235,000 upon the closing of the Initial Public Offering. EF Hutton, division of Benchmark Investments, LLC, which is the representative of the underwriters in the Initial Public Offering, also received 123,500 shares of Class A common stock as compensation in connection with the closing of the Initial Public Offering (the “Representative Shares”). In addition, the underwriters are entitled to a deferred fee of $0.35 per Unit, or $4,322,500, which includes the additional deferred fee from the exercise of the over-allotment option. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. On December 13, 2023, Nubia and the Sponsor entered into an agreement (the “Agreement”) wherein Nubia shall make a cash payment to the Sponsor in the amount of $7,250,000. In consideration for such payment, the Sponsor agreed to assume certain fees and expenses accrued by Nubia in connection with the transactions contemplated by the Merger Agreement, including the deferred underwriting fee.

On March 15, 2022, the underwriters purchased an additional 1,350,000 Units pursuant to the partial exercise of the over-allotment option. The Units were sold at an offering price of $10.00 per Unit, generating additional gross proceeds to the Company of $13,500,000. The Company recorded the fair value of the remaining over-allotment option of $19,432 as a liability on accordance with ASC 815-50 on March 15, 2022. On April 29, 2022, the remaining over-allotment option expired and the liability was written off to the statements of operations. Upon consummation of the Initial Public Offering, the Company used a modified Black-Scholes model to value the over-allotment option. See Note 8.

The Representative Shares have been deemed compensation by FINRA and are therefore subject to a lock-up for a period of 180 days immediately following the date of the effectiveness of the registration statement of which this prospectus forms a part pursuant to Rule 5110(e)(1) of the FINRA Manual. Upon close of the Initial Public Offering, the Company recorded additional stock issuance costs of $776,815, the grant date fair value of the shares.